FINANCIAL ASSETS AND LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2024
Financial Instruments [Abstract]
Schedule of Disclosure of Financial Assets
The classification of financial instruments is summarized as follows:

	Classifications	September 30, 2024	December 31, 2023
		$	$
FINANCIAL ASSETS
Cash	Amortized cost	26,287,968	29,892,966
Trade receivables	Amortized cost	22,429,860	40,621,997
Incentives and other government assistance receivable	Amortized cost	22,854,384	26,625,156
FINANCIAL LIABILITIES
Trade and other payables	Amortized cost	41,109,133	71,856,894
Long-term debt and other debts	Amortized cost	292,636,055	224,942,365
Share warrant obligations	FVTPL	5,521,709	29,582,203
Conversion options on convertible debt instruments	FVTPL	4,041,036	25,034,073
The Company is a party to claims and litigation arising in the normal course of operations. The Company does not expect the resolution of these matters to have a material adverse effect on the financial position or results of operations of the Company.

Schedule of Disclosure of Fair Value Measurement of Liabilities
The classification of financial instruments is summarized as follows:

	Classifications	September 30, 2024	December 31, 2023
		$	$
FINANCIAL ASSETS
Cash	Amortized cost	26,287,968	29,892,966
Trade receivables	Amortized cost	22,429,860	40,621,997
Incentives and other government assistance receivable	Amortized cost	22,854,384	26,625,156
FINANCIAL LIABILITIES
Trade and other payables	Amortized cost	41,109,133	71,856,894
Long-term debt and other debts	Amortized cost	292,636,055	224,942,365
Share warrant obligations	FVTPL	5,521,709	29,582,203
Conversion options on convertible debt instruments	FVTPL	4,041,036	25,034,073
The Company is a party to claims and litigation arising in the normal course of operations. The Company does not expect the resolution of these matters to have a material adverse effect on the financial position or results of operations of the Company.

Schedule of Classification of Financial Instruments
The Group’s financial instruments are categorized as follows on the fair value hierarchy:

Fair Value Hierarchy
FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE
Share warrant obligations- public	Level 1
Share warrant obligations- private	Level 2
Share warrant obligations- warrants issued to a customer	Level 3
Share warrant obligations- July 2023 warrants	Level 2
Conversion options on convertible debt instruments	Level 3
FINANCIAL INSTRUMENTS MEASURED AT AMORTIZED COST
Long-term debt and other debts	Level 2